Property and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Depreciation expense included as part of inventory costs	$ 600
Depreciation expense included as part of discontinued operations	45
Other Asset [Member]
Property, Plant, and Equipment [Line Items]
Depreciation expense	$ 1,700	$ 500